Accrued Liabilities (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Reserve for standby letter of credit			$ 750,000
Accrued employment costs		380,903	185,567
Aircraft maintenance reserves		37,050	110,000
Board fees		104,833	34,833
Other		389,528	233,570
Total	$ 975,852	$ 874,286	$ 1,313,970